INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2025	Dec. 31, 2024
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	21.00%	21.00%	21.00%
Valuation allowance	$ 2,200,000	$ 3,323,412	$ 1,330,190
Operating Loss Carryforwards		7,973,759
Increase in valuation allowance		1,993,222
Domestic Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards		7,973,759	$ 5,714,370
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		4,924,619
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		$ 3,049,140
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	35.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	21.00%